Prudential Jennison Blend Fund, Inc.
FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential mutual funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 44 of the Fund's Prospectus and in Rights of Accumulation on page 46 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential Jennison Blend Fund, Inc. - USD ($)	Class A	Class B	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[1]
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Jennison Blend Fund, Inc.		Class A	Class B	Class C	Class Q	Class Z
Management fees		0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none	none
Other expenses	[1]	0.16%	1.11%	0.24%	1.64%	0.19%
Total annual Fund operating expenses		0.95%	2.60%	1.73%	2.13%	0.68%
Fee waiver and/or expense reimbursement		none	(0.69%)	none	(1.45%)	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.95%	1.91%	1.73%	0.68%	0.68%
[1]	Other expenses are based on estimates.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.91% of average daily net assets for Class B shares and 0.68% of average daily net assets for Class Q shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to December 31, 2019 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - Prudential Jennison Blend Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	642	836	1,047	1,652
Class B	694	1,043	1,419	2,282
Class C	276	545	939	2,041
Class Q	69	527	1,011	2,347
Class Z	69	218	379	847

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Jennison Blend Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	642	836	1,047	1,652
Class B	194	743	1,319	2,282
Class C	176	545	939	2,041
Class Q	69	527	1,011	2,347
Class Z	69	218	379	847

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund normally invests at least 80% of its investable assets in equity and equity-related securities. The Fund may invest in securities of issuers of any market capitalization size. In deciding which securities to buy, the Fund's portfolio managers use a blend of investment styles. That is, they invest in equity and equity-related securities from traditionally growth and value areas, as well as stocks exhibiting characteristics of both. The Fund's portfolio managers use quantitative analytics to complement their fundamental investment process, and to provide additional investment insights on which to make investment decisions from time to time.

In addition to common stock, the equity-related securities that the Fund may invest in include, but are not limited to nonconvertible preferred stock; warrants and rights that can be converted into or exchanged for common stock or the cash value of common stock; investments in various types of businesses; securities of real estate investment trusts (REITs); American Depositary Receipts (ADRs); American Depositary Shares (ADSs); and similar securities. The Fund may also buy convertible securities. These are securities—like bonds, corporate notes and preferred stock—that the Fund can convert into common stock of the issuer, the cash value of the issuer’s common stock or some other equity security.

The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Blend Style Risk. The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares) %[1]
[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05%, the annual returns would have been lower, too. Effective May 1, 2008, this waiver was terminated. The total return for Class A shares from January 1, 2017 to September 30, 2017 was 15.41%.

Best Quarter:		Worst Quarter:
17.97%	2nd Quarter 2009	-23.92%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Average Annual Total Returns - Prudential Jennison Blend Fund, Inc.		One Year	Five Years	Ten Years
Class B Shares		0.51%	10.39%	4.87%
Class C Shares		4.52%	10.52%	4.88%
Class Q Shares	[1]
Class Z Shares		6.58%	11.64%	5.93%
Class A Shares		0.39%	10.05%	5.03%
Class A Shares | Return After Taxes on Distributions		(1.12%)	7.97%	3.71%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.49%	7.79%	3.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		12.74%	14.67%	7.07%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		11.94%	14.65%	6.94%
Lipper Multi-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	[2]	10.27%	13.08%	5.94%
Lipper Multi-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	[2]	2.81%	12.49%	6.80%
[1]	Average annual total returns are not shown for Class Q shares, because Class Q shares are new. Performance for Class Q shares will be included after Class Q shares have been in existence for a full calendar year.
[2]	The Fund was compared to the Lipper Multi-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to differing sales charges and expenses.